Segment Reporting - Schedule of Segment Reporting Information by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenues from external customers	$ 30,058	$ 23,198	$ 16,995
Income tax (expense) / recovery	(225)	3,245	(6)
Segment assets	28,045	21,734	12,022
Secure Microcontrollers
Segment Reporting Information [Line Items]
Revenues from external customers	20,927	18,336	14,850
Intersegment revenues
Interest revenue	61	7
Interest expense	209	200	150
Depreciation and amortization	398	319	1,339
Segment income /(loss) before income taxes	395	526	(2,235)
Profit / (loss) from intersegment sales
Income tax (expense) / recovery	(156)	2,565
Segment assets	16,526	17,063	10,296
All Others
Segment Reporting Information [Line Items]
Revenues from external customers	9,131	4,862	2,145
Intersegment revenues	513	368	415
Interest revenue	27	2
Interest expense	91	53	22
Depreciation and amortization	173	85	193
Segment income /(loss) before income taxes	(3,414)	2,017	(2,566)
Profit / (loss) from intersegment sales	24	18	20
Income tax (expense) / recovery	(68)	680	(6)
Segment assets	11,519	4,671	1,726
Total Segment Assets
Segment Reporting Information [Line Items]
Revenues from external customers	30,058	23,198	16,995
Intersegment revenues	513	368	415
Interest revenue	88	9
Interest expense	298	254	171
Depreciation and amortization	571	404	1,532
Segment income /(loss) before income taxes	(3,019)	2,543	(4,801)
Profit / (loss) from intersegment sales	24	18	20
Income tax (expense) / recovery	$ (225)	$ 3,245	$ (6)